Note 9 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1 2026	$53,792
Additions	26,089
Amortization	(11,108)
Write-off and other movements (Note 8)	(743)
Balance, June 30, 2026	$68,030